LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of lease expense

	Years ended December 31,
	2021	2022
	RMB	RMB
Operating lease expense	29,222	30,048

Schedule of supplemental cash flow information

	Years ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	21,085	16,454

Schedule of lease terms and discount rates

	Years ended December 31,
	2021	2022
Weighted-average Remaining Lease Term
Operating leases	4.16 Years	3.16 Years
Weighted-average Discount Rate	—	—
Operating leases	4.25%	4.25%

Schedule of maturities of lease liabilities

As of December 31, 2022, maturities of lease liabilities were as follows:

Amount
RMB

2023	21,356
2024	17,505
2025	16,601
2026	3,022
2027	—
Thereafter	—
Total lease payments	58,484
Less: interest	(3,569)
Total	54,915
Less: current portion	(15,299)
Non-current portion	39,616